Goodwill (Details) - USD ($)		6 Months Ended	12 Months Ended
	Aug. 18, 2021	Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Stock purchase percentage	100.00%
Cash	$ 225,000		$ 175,000
Purchase price		$ 6,229,000	6,229,000
Impairment of goodwill		4,125,460	4,125,460
Goodwill		1,679,978	1,679,978	[1]	$ 5,805,438	$ 5,805,438
Stock Purchase Agreement [Member]
Goodwill [Line Items]
Cash		225,000	225,000
Series AA Preferred Stock [Member]
Goodwill [Line Items]
Aggregate value		$ 964,000	964,000
Series AA Preferred Stock [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Goodwill [Line Items]
Number of shares issued (in Shares)	1,000,000
Series AA Preferred Stock [Member] | Stock Purchase Agreement [Member]
Goodwill [Line Items]
Number of shares issued (in Shares)		1,000,000
Aggregate value			$ 1,000,000
Series DD Preferred Stock [Member]
Goodwill [Line Items]
Cash		$ 175,000
Number of shares issued (in Shares)		8,974	8,974
Aggregate value		$ 5,040,000.00	$ 5,040,000.00
Series DD Preferred Stock [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Goodwill [Line Items]
Number of shares issued (in Shares)	8,974

[1]	Derived from audited information